PLANT, MACHINERY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PLANT, MACHINERY AND EQUIPMENT, NET
7.	PLANT, MACHINERY AND EQUIPMENT, NET

Plant, machinery and equipment, net consisted of the following:

	December 31,
	2010	2011
Construction in progress	$2,576	$21,002
Office building	42,020	44,064
Leasehold improvements	1,807	7,448
Motor vehicles	745	676
Plant and machinery	11,749	10,702
Furniture, fixtures and equipment	5,244	5,152
Software	7,789	10,318

	$71,930	$99,362
Less: Accumulated depreciation	(27,522)	(29,383)

Plant, machinery and equipment, net	$44,408	$69,979

The Group recorded depreciation expenses of $4,213, $2,769 and $3,160 for the years ended December 31, 2009, 2010 and 2011, respectively.